Stock-Based Compensation (Details Narrative) - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense				$ 7,268,000	$ 406,000
Stock-based compensation expense	$ 7,020,000		$ 0
Boost Run Holdings LLC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense						$ 13,425,000	$ 568,000
Unrecognized unit-based compensation expense						$ 248,000
Weighted average period						4 months 28 days
Fair value of vested options						$ 3,152	$ 0
Profit Interest Units [Member] | Boost Run Holdings LLC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units, Granted						506	3,643
Weighted average grant date fair value						$ 24,921	$ 448
Common Class B [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	$ 50,000	$ 204,000		$ 248,000	$ 406,000